Trade and other receivables	12 Months Ended
Dec. 31, 2021
Trade and other receivables
Trade and other receivables

17.        Trade and other receivables

The trade receivables as of December 31, 2021 and 2020, of €150 and €0, respectively, are all due in the short-term, do not bear interest and are not impaired. Other receivables are all due within the short-term and mainly comprise prepayments €767 (2020: €313) and value-added tax receivables of €2,737 (2020: €1,321).